Note 16 - Income Taxes - Computation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Income before income taxes	$ 41,493	$ 54,793
Income tax rate	27.00%	27.00%
Expected income tax provision	$ 11,203	$ 14,794
Tax rate differential on international operations	(50)	(426)
Change in unrecognized deferred income taxes	492	1,671
Effect of changes in tax rates	(403)	(89)
Other permanent differences	886	(174)
Adjustments for prior years	907	(731)
Income taxes	$ 13,035	$ 15,045